Other information about investments (Details)		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000	€ 4,005,000,000
Parent [Member]
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,358,876
Parent [Member] | Cassa Depositi ePrestiti SpA [Member]
Disclosure of subsidiaries [line items]
Name of parent entity	[1]	Eni SpA(#)
Registered office		Rome
Principal place of business		Italy
Name of Shareholders		Cassa Depositi e Prestiti SpA
Equity Method Investments, Ownership Percentage		25.76
Parent [Member] | Ministero dell Economia e delle Finanze [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Ministero dell’Economia e delle Finanze
Equity Method Investments, Ownership Percentage		4.34
Parent [Member] | ENI SPA [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Eni SpA
Equity Method Investments, Ownership Percentage		0.91
Parent [Member] | Other Shareholders [Member]
Disclosure of subsidiaries [line items]
Name of Shareholders		Other shareholders
Equity Method Investments, Ownership Percentage		68.99

[1]	Company with shares quoted in the regulated market of Italy or of other EU countries